Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Entity Registrant Name	BROOKFIELD CORPORATION
Entity Central Index Key	0001001085
Document Type	6-K
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Amendment Flag	false